Share Capital	3 Months Ended
Jul. 31, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
8.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2026 Transactions

On November 7, 2025, the Company established an at-the-market equity offering facility ("Jones ATM Facility") with JonesTrading Institutional Services, LLC ("Jones" or the "Agent"). The Company is entitled, at its discretion and from time-to-time during the term of the Sales Agreement, to sell, common shares of the Company through the Agent. On November 7, 2025, in connection with the Jones ATM Facility, the Company filed a prospectus supplement permitting the sales of common shares having an aggregate gross sales price of up to U.S.$30.0 million. Sales of the common shares will be made in transactions that are deemed to be "at-the-market distributions" as defined in Rule 415(a)(4) of the U.S. Securities Act, including, without limitation, sales made directly on Nasdaq or any other existing trading market for the common shares in the United States. Common shares will only be sold on the facilities of an exchange or market outside Canada to purchasers who the Company has no reason to believe are resident in Canada and, in all other cases, to purchasers who are not located or resident in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of common shares to be sold under the Jones ATM Facility. The common shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any common shares at any time during the term of the Jones ATM Facility.

During the year ended April 30, 2026, 533,969 common shares were sold under the Jones ATM facility with net proceeds of U.S. $0.9 million.

2027 Transactions

During the three months ended July 31, 2026, 266,930 common shares were sold under the Jones ATM facility with net proceeds of U.S. $0.6 million.

The changes in the stock options for the three months ended July 31, 2026, and the year ended April 30, 2026, are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Expired	(571,458)	9.70	—
Forfeited	(78,750)	0.85	—
Balance, April 30, 2026 (outstanding)	1,277,717	3.80	4.29
Expired	(15,265)	5.00	—
Balance, July 31, 2026 (outstanding)	1,262,452	4.03	4.08
Unvested	(281,278)	1.26	7.89
Exercisable, July 31, 2026	981,174	4.82	2.99

Details of the options outstanding as at July 31, 2026, are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
January 7, 2027	7.94	0.44	169,000	—	169,000
January 13, 2027	8.30	0.45	16,000	-	16,000
May 15, 2027	5.79	0.79	56,000	-	56,000
February 19, 2028(1)	5.76	1.56	431,452	-	431,452
January 19, 2029(2)	2.08	2.47	60,000	4,444	55,556
January 4, 2033(3)	2.07	6.44	8,000	1,167	6,833
May 8, 2033(3)	2.07	6.78	4,000	917	3,083
June 11, 2033(3)	2.07	6.87	8,000	2,000	6,000
August 8, 2033(3)	2.07	7.03	4,000	1,167	2,833
November 13, 2033(3)	2.07	7.29	8,000	2,833	5,167
February 19, 2034(3)	2.07	7.56	8,000	3,333	4,667
August 2, 2034(4)	1.21	8.01	490,000	265,417	224,583
	4.03	4.08	1,262,452	281,278	981,174
(1)
Exercise price of U.S.$4.10. The figure in the table above is translated at the July 31, 2026 rate.
(2)
Exercise price of U.S.$1.48. The figure in the table above is translated at the July 31, 2026 rate.
(3)
Exercise price of U.S.$1.47. The figure in the table above is translated at the July 31, 2026 rate.
(4)
Exercise price of U.S.$0.86. The figure in the table above is translated at the July 31, 2026 rate.

d)
Finder’s Warrants

There were no changes in the finder's warrants during the three months ended July 31, 2026. Details of the finder’s warrants outstanding as at July 31, 2026, are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2025	186,761	17.02	1.62
Expired	(130,111)	21.36	—
Balance, April 30, 2026	56,650	1.27	2.61
Exercised	—	—	—
Balance, July 31, 2026	56,650	1.40	2.36

Details of the finder's warrants outstanding as at July 31, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
December 8, 2028(1)	1.40	2.36	56,650

(1)
Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2026, rate.

e)
Restricted Stock Units

The following table summarizes the activity related to the Company's RSUs for the three months ended July 31, 2026 and the year ended April 30, 2026. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of July 31, 2026:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2025	46,000	0
Granted	1,287,335	2.36
Issued	(23,779)	0.70
Forfeited	(24,528)	0.15
Balance, April 30, 2026	1,285,028	2.35
Granted	700,000	2.28
Issued	(11,500)	0.56
Balance, July 31, 2026 (outstanding)	1,973,528	2.49
Unvested	(1,969,694)	2.49
Vested and outstanding, July 31, 2026	3,834	2.80

During the three months ended July 31, 2026, in the $0.7 million, (2025 - $0.1 million) of share-based expense, $0.7 million (2025 - nil) are derived from RSUs.